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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05597

Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Municipal Income Opportunities Trust
NYSE: OIA

2 Letters to Shareholders

3 Trust Performance

4 Portfolio Management Update

5 Dividend Reinvestment Plan

6 Schedule of Investments

17 Financial Statements

20 Notes to Financial Statements

25 Financial Highlights

26 Approval of Investment Advisory and Sub-Advisory Contracts

28 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Municipal Income Opportunities Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/15 to 8/31/15
Trust at NAV	1.68%
Trust at Market Value	-2.39
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-2.13
Custom Invesco Municipal Income Opportunities Index■ (Style-Specific Index)	-1.62
Lipper Closed-End High Yield Municipal Index[t] (Peer Group Index)	0.56

Market Price Discount to NAV as of 8/31/15	-11.48

Source(s): ▼FactSet Research Systems Inc.; ■ Invesco, FactSet Research Systems Inc.; tLipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade.

    The Custom Invesco Municipal Income Opportunities Index is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and 20% weight in bonds that are rated investment grade.

    The Lipper Closed-End High Yield Municipal Index is an unmanaged index considered representative of closed-end high-yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3 Invesco Municipal Income Opportunities Trust

Portfolio Management Update

Effective September 11, 2015, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

    William Black began managing the Trust in 2009 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    Mark Paris began managing the Trust in 2009 and has been associated with

Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    James Phillips began managing the Trust in 2009 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    Robert Stryker began managing the

Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

    Julius Williams began managing the Trust in 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

4                         Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the

Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

5                         Invesco Municipal Income Opportunities Trust

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–114.47%(a)
Alabama–1.73%
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/42	$2,250	$2,484,585
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	925	927,277
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(c)(d)	6.60%	10/01/42	1,300	903,344
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts.(c)	7.75%	10/01/46	1,700	1,150,390
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.90%	10/01/50	1,000	666,040
				6,131,636

American Samoa–0.21%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/35	750	750,270

Arizona–3.38%
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/32	1,000	1,039,570
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/47	600	636,990
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.75%	07/01/44	750	839,040
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	1,000	1,033,390
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB(f)(g)	7.00%	01/01/16	2,000	2,085,500
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,000	1,047,680
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/48	1,000	954,430
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(h)	6.55%	12/01/37	1,975	2,009,345
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	1,330	1,269,432
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School-Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/43	1,000	1,074,800
				11,990,177

California–13.68%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	1,000	1,071,880
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,000	1,067,160
Bakersfield (City of); Series 2007 A, Wastewater RB(b)(f)(g)	5.00%	09/15/17	960	1,045,987
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(b)	5.25%	04/01/40	500	668,385
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/32	3,000	3,806,610
Series 2014 U-6, RB(b)	5.00%	05/01/45	3,000	3,953,220
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/49	1,250	1,355,350
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB(e)	5.88%	07/01/28	780	813,556
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/42	1,000	1,045,990
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(e)(h)	5.00%	07/01/37	1,000	1,064,450
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	695	709,060
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	1,000	1,159,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	$750	$749,940
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	750	749,963
Series 2006 A, Tobacco Settlement CAB Turbo RB(i)	0.00%	06/01/46	10,000	988,500
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	1,000	846,090
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	955	982,313
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/46	10,000	1,995,900
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	1,000	1,183,350
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	930	887,638
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	1,000	850,110
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,568,220
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	2,000	1,718,940
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(i)	0.00%	06/01/36	8,000	1,538,560
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,000	1,248,690
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(h)	5.55%	07/01/28	410	413,604
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/39	8,000	2,808,560
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,000	1,108,780
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	1,000	1,131,060
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	1,000	1,025,690
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	1,000	1,216,770
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	1,400	1,677,032
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(i)	0.00%	08/01/37	5,000	1,519,350
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB(i)	0.00%	12/01/44	18,085	564,071
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	1,000	838,610
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	1,500	1,857,135
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/48	8,310	1,367,909
				48,597,833

Colorado–4.94%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	1,500	1,521,855
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/35	3,000	3,510,660
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	1,000	1,099,050
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,000	1,129,200
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	1,120	987,627
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,431,218
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	2,000	2,009,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(d)	5.00%	12/01/35	$925	$943,028
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	500	550,950
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,000	1,008,390
University of Colorado; Series 2013 A, Enterprise RB(b)	5.00%	06/01/43	3,000	3,348,270
				17,540,048

Connecticut–0.33%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(e)(j)	5.13%	10/01/36	2,955	1,168,466

Delaware–0.28%
Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	1,000	1,003,700

District of Columbia–1.72%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	1,000	1,166,710
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/25	1,335	1,526,653
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/38	3,000	3,409,140
				6,102,503

Florida–10.84%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,038,030
Series 2007, IDR	5.88%	11/15/36	2,000	2,041,180
Series 2007, IDR	5.88%	11/15/42	1,000	1,020,590
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/49	900	998,415
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/46	1,000	1,174,920
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(b)(d)	5.00%	09/01/23	7,245	7,564,070
Capital Trust Agency (Million Air One LLC); Series 2011, RB(h)	7.75%	01/01/41	995	949,588
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(e)	8.25%	05/15/49	1,200	1,423,884
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(f)(g)	7.25%	10/01/21	1,000	1,309,480
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.13%	06/15/43	1,000	1,015,120
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/42	1,000	1,071,610
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(i)	0.00%	10/01/42	7,900	2,100,531
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	500	500,885
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	1,026,200
Series 2007, First Mortgage RB	5.50%	07/01/38	500	512,210
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)	5.00%	11/01/39	3,000	3,338,520
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	750	868,845
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	1,700	1,478,541
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(b)	5.00%	08/15/32	7,000	7,355,180
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	1,000	1,112,710
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	590	596,832
				38,497,341

Georgia–2.15%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/43	1,000	1,092,620
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	1,000	1,156,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	$1,500	$1,505,400
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/40	2,490	2,811,409
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/40	1,000	1,086,400
				7,652,159

Hawaii–0.67%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	1,000	1,254,750
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	1,000	1,139,410
				2,394,160

Idaho–0.53%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/49	1,000	1,070,430
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	775	801,924
				1,872,354

Illinois–14.73%
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	1,750	1,756,177
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,993,500
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	1,900	1,908,094
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/44	3,000	3,362,880
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/49	3,000	3,191,910
Chicago (City of);
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	1,250	1,137,025
Series 2011, COP	7.13%	05/01/25	1,030	1,104,366
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,000	1,061,050
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	1,000	1,071,340
Illinois (State of) Finance Authority (Collegiate Housing Foundation-DeKalb II, LLC–Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	1,000	1,156,280
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	1,445	1,447,269
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	8.00%	02/15/30	1,130	1,197,732
Series 2010 A, RB	8.25%	02/15/46	775	822,717
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,370
Series 2006 A, RB	6.00%	08/15/39	1,500	1,513,290
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/46	1,000	1,056,420
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	2,000	2,018,040
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	1,000	598,400
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	1,000	1,092,210
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	1,000	1,006,580
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/45	500	512,680
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	1,002,830
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	2,500	2,500,575
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	470	524,619
Series 2011, Ref. Charter School RB	7.13%	10/01/41	500	562,405
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/52	3,000	3,336,540
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2003 A-1, RB(j)	6.90%	11/15/33	1,750	1,758,802
Series 2015, Ref. RB	6.38%	11/15/43	775	777,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB(b)	5.50%	06/15/50	$960	$983,011
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(b)	5.50%	01/01/33	3,000	3,273,360
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	960	1,036,426
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,000	1,108,150
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB(f)(g)	6.00%	03/01/16	2,355	2,469,524
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	900	909,423
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	1,000	1,067,240
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/42	1,420	1,482,707
				52,301,732

Indiana–2.27%
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/47	515	571,671
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	1,000	1,125,710
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/40	2,250	2,485,530
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	500	526,020
St. Joseph (County of) (Holy Cross Village at Notre Dame);
Series 2006 A, Economic Development RB	6.00%	05/15/26	560	566,838
Series 2006 A, Economic Development RB	6.00%	05/15/38	525	529,546
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	7.00%	01/01/44	1,000	1,214,310
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.80%	09/01/47	1,000	1,037,970
				8,057,595

Iowa–2.63%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	1,000	1,083,510
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,000	1,019,860
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	2,000	2,179,060
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	751,980
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/34	700	664,888
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,125	984,038
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	1,000	892,580
Series 2005 D, Asset-Backed CAB RB(i)	0.00%	06/01/46	8,000	736,400
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	1,000	1,020,160
				9,332,476

Kansas–1.03%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	1,400	1,411,578
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	1,000	1,145,930
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	1,000	1,089,790
				3,647,298

Kentucky–0.72%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	1,000	1,132,100
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.88%	07/01/46	2,000	1,410,960
				2,543,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.24%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	$1,984	$694,737
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	750	878,190
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/45	750	751,035
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(e)	6.38%	12/01/34	1,000	1,085,630
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB(e)(h)	7.75%	07/01/39	1,000	998,220
				4,407,812

Maine–0.32%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	1,000	1,134,520

Maryland–0.93%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,072,060
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	1,000	1,123,530
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	1,000	1,121,830
				3,317,420

Massachusetts–1.09%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	800	800,504
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/32	505	678,478
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	1,000	1,175,870
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(d)	5.50%	08/01/30	960	1,230,816
				3,885,668

Michigan–1.07%
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.75%	10/01/45	635	599,510
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	1,200	1,216,260
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	1,000	1,072,180
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	1,000	904,760
				3,792,710

Minnesota–3.55%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	1,000	1,072,500
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	1,000	1,149,430
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB(f)(g)	9.25%	03/01/17	1,000	1,146,290
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(f)(g)	6.75%	11/15/18	1,500	1,754,925
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	1,500	1,568,670
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	1,000	1,122,530
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,113,470
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	1,000	1,049,220
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/47	1,000	1,083,980
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	700	743,120
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	1,000	804,270
				12,608,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.24%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	$840	$844,200

Missouri–2.36%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(h)(j)	6.00%	07/01/37	1,200	84,000
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	452,220
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	1,000	1,042,590
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,000	1,010,030
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	1,000	1,043,920
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,138,250
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	1,000	1,048,210
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	1,000	1,010,600
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,548,555
				8,378,375

Nebraska–0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,085,830

Nevada–0.75%
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	505	383,002
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	700	798,077
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/23	850	867,858
Sparks (City of) (Local Improvement District No. 3-Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	560	602,426
				2,651,363

New Hampshire–0.60%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	945	1,011,462
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/41	1,000	1,129,190
				2,140,652

New Jersey–2.71%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,112,400
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(h)	5.25%	09/15/29	1,000	1,089,130
Series 2012, RB(h)	5.75%	09/15/27	1,000	1,083,140
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB	6.30%	10/01/49	1,200	1,229,844
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,113,850
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	1,000	966,210
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	1,500	1,130,850
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,500	1,905,950
				9,631,374

New Mexico–0.30%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	1,000	1,066,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.58%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(i)	0.00%	07/15/35	$1,475	$582,536
Series 2009, PILOT CAB RB(i)	0.00%	07/15/46	10,000	2,190,200
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB(f)(g)	6.00%	11/15/16	1,000	1,061,850
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	1,125	1,125,709
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	405	22,238
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(h)	5.00%	10/15/27	1,700	1,930,809
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(h)	5.00%	10/15/28	1,300	1,473,186
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(d)	5.25%	11/01/37	1,200	1,294,080
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(d)	5.00%	01/01/39	500	511,765
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/47	3,000	3,316,620
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/42	2,400	2,678,568
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/39	6,000	6,768,240
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(b)	5.00%	03/15/41	3,000	3,370,830
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. Liberty RB(e)	7.25%	11/15/44	1,000	1,187,450
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,000	1,132,250
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $1,697,125)(e)(j)	6.13%	02/15/19	2,000	20
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(h)	6.38%	01/01/39	1,365	1,377,626
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	500	436,230
				30,460,207

North Carolina–0.55%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	750	812,610
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	1,000	1,146,840
				1,959,450

Ohio–4.68%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/24	1,000	836,710
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/30	1,000	839,450
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,000	806,340
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/37	1,000	863,830
Series 2007 B, First Sub. Asset-Backed CAB RB(i)	0.00%	06/01/47	40,000	2,489,200
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	1,500	1,563,165
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	6.75%	01/01/44	1,000	1,065,030
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,000	2,045,400
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	600	575,028
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	990	1,116,670
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	1,000	1,086,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	$1,000	$1,087,830
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	1,000	1,039,700
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	1,200	1,203,420
				16,618,373

Oklahoma–0.97%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	280	280,529
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	1,000	1,050,310
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	1,000	1,031,560
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	1,000	1,096,440
				3,458,839

Pennsylvania–4.72%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	925	1,013,319
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	920	930,368
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	965	1,030,939
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(j)	6.00%	09/01/36	1,765	1,058,806
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	1,000	1,032,060
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,000	1,142,930
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/34	3,000	3,376,440
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(h)	6.00%	06/01/31	1,000	999,970
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(b)	5.00%	06/15/21	3,000	3,374,730
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	750	846,555
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(e)	6.75%	06/15/43	1,000	1,054,670
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	900	912,420
				16,773,207

Puerto Rico–0.66%
Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB(i)	0.00%	05/15/50	15,000	1,241,550
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	1,500	1,091,640
				2,333,190

South Carolina–1.10%
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	795	795,406
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	2,000	2,000,940
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/42	1,087	1,061,642
Series 2012, Ref. Sub. CAB RB(i)	0.00%	11/15/47	466	46,582
				3,904,570

Tennessee–1.18%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	2,000	2,069,700
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/47	1,000	1,017,850
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	930	1,107,360
				4,194,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–9.13%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(h)	4.85%	04/01/21	$1,200	$1,218,300
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	800	848,024
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(e)	5.75%	01/01/34	1,100	1,135,618
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	1,000	1,150,310
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	1,000	1,200,420
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	1,000	1,147,530
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB(j)	7.75%	11/15/44	1,000	100
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(h)	6.63%	07/15/38	1,000	1,156,490
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(f)(g)	6.88%	05/15/21	1,000	1,284,940
La Vernia Higher Education Finance Corp. (Amigos Por Vida Friends for Life); Series 2008, RB	6.25%	02/15/26	1,465	1,470,933
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(f)(g)	6.25%	08/15/19	1,000	1,193,460
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(e)	5.50%	08/15/45	750	751,553
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,562,175
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(b)(d)	5.75%	01/01/48	3,000	3,289,020
Series 2011 B, Special Project System CAB RB(i)	0.00%	09/01/37	7,000	2,559,690
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.38%	07/01/48	1,000	957,730
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB(j)	6.15%	11/15/49	1,000	0
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(h)	8.00%	07/01/38	990	1,066,180
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	485	472,109
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	1,000	949,810
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/44	1,000	1,000,500
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	1,000	1,192,070
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,000	1,171,620
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	6.75%	06/30/43	1,000	1,215,340
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB(f)(g)	7.13%	02/15/20	1,000	1,251,010
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	1,000	1,159,440
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	1,000	1,028,970
				32,433,342

Utah–0.30%
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,000	1,081,380

Virginia–0.07%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	226	238,859

Washington–2.51%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	1,000	1,093,780
King (County of) Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/45	1,000	989,160
King (County of); Series 2011 B, Ref. Sewer RB(b)	5.00%	01/01/34	3,000	3,390,120
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(f)(g)	7.00%	07/01/19	1,000	1,218,530
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(f)(g)	7.38%	03/01/19	1,200	1,455,492
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	7.00%	07/01/50	740	751,448
				8,898,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.61%
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	$1,000	$1,115,280
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	1,000	1,042,320
				2,157,600

Wisconsin–2.10%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(f)(g)	6.38%	02/15/19	1,500	1,767,840
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	1,000	1,185,300
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB	5.88%	08/01/42	1,000	1,028,310
Series 2013, RB	7.00%	08/01/43	1,025	1,101,783
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,166,250
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/45	660	662,897
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/42	500	536,010
				7,448,390
TOTAL INVESTMENTS(k)–114.47% (Cost $381,894,277)				406,488,664
FLOATING RATE NOTE OBLIGATIONS–(15.82)%
Notes with interest and fee rates ranging from 0.54% to 1.07% at 08/31/15 and contractual maturities of collateral ranging from 06/15/21 to 10/01/52 (See Note 1J)(l)				(56,180,000)
OTHER ASSETS LESS LIABILITIES–1.35%				4,791,778
NET ASSETS–100.00%				$355,100,442

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv	– Convertible
COP	– Certificates of Participation
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds

Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $14,377,005, which represented 4.05% of the Trust’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $4,764,931, which represented 1.34% of the Trust’s Net Assets.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Trust’s investments with a value of $96,333,777 are held by TOB Trusts and serve as collateral for the $56,180,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2015

Revenue Bonds	88.9%
General Obligation Bonds	6.4
Pre-Refunded Bonds	4.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $381,894,277)	$406,488,664
Receivable for:
Investments sold	420,000
Interest	5,659,768
Investment for trustee deferred compensation and retirement plans	57,453
Total assets	412,625,885

Liabilities:
Floating rate note obligations	56,180,000
Payable for:
Investments purchased	775,000
Amount due custodian	205,033
Dividends	24,171
Accrued fees to affiliates	11
Accrued trustees’ and officers’ fees and benefits	3,944
Accrued other operating expenses	88,972
Trustee deferred compensation and retirement plans	248,312
Total liabilities	57,525,443
Net assets applicable to shares outstanding	$355,100,442

Net assets consist of:
Shares of beneficial interest	$383,507,635
Undistributed net investment income	1,359,957
Undistributed net realized gain (loss)	(54,361,537)
Net unrealized appreciation	24,594,387
$355,100,442

Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	47,425,494
Net asset value per share	$7.49
Market value per share	$6.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$11,591,987

Expenses:
Advisory fees	1,135,386
Administrative services fees	41,124
Custodian fees	6,150
Interest, facilities and maintenance fees	193,660
Transfer agent fees	7,316
Trustees’ and officers’ fees and benefits	28,567
Other	103,990
Total expenses	1,516,193
Net investment income	10,075,794

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	151,178
Change in net unrealized appreciation (depreciation) of investment securities	(5,394,952)
Net realized and unrealized gain (loss)	(5,243,774)
Net increase in net assets resulting from operations	$4,832,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$10,075,794	$19,260,728
Net realized gain	151,178	596,965
Change in net unrealized appreciation (depreciation)	(5,394,952)	24,468,568
Net increase in net assets resulting from operations	4,832,020	44,326,261
Distributions to shareholders from net investment income	(9,333,337)	(19,150,415)
Net increase (decrease) in net assets	(4,501,317)	25,175,846

Net assets:
Beginning of period	359,601,759	334,425,913
End of period (includes undistributed net investment income of $1,359,957 and $617,500, respectively)	$355,100,442	$359,601,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Opportunities Trust

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$4,832,020

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(22,447,473)
Proceeds from sales of investments	19,750,649
Amortization of premium	286,778
Accretion of discount	(1,002,073)
Increase in receivables and other assets	(84,048)
Decrease in accrued expenses and other payables	(2,531)
Net realized gain from investment securities	(151,178)
Net change in unrealized depreciation on investment securities	5,394,952
Net cash provided by operating activities	6,577,096

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(9,333,027)
Decrease in payable for amount due custodian	(289,069)
Proceeds from TOB Trusts	3,045,000
Net cash provided by (used in) financing activities	(6,577,096)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$193,660

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

20                         Invesco Municipal Income Opportunities Trust

recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of

21                         Invesco Municipal Income Opportunities Trust

such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2015, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

22                         Invesco Municipal Income Opportunities Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $55,221,857 and 0.56%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

23                         Invesco Municipal Income Opportunities Trust

The Trust had a capital loss carryforward as of February 28, 2015 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$15,719,918	$—	$15,719,918
February 28, 2017	11,373,118	—	11,373,118
February 28, 2018	9,120,629	—	9,120,629
February 28, 2019	3,761,358	—	3,761,358
Not subject to expiration	4,292,240	10,244,523	14,536,763
	$44,267,263	$10,244,523	$54,511,786

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2015 was $19,183,467 and $16,230,285, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,280,713
Aggregate unrealized (depreciation) of investment securities	(13,173,958)
Net unrealized appreciation of investment securities	$25,106,755

Cost of investments for tax purposes is $381,381,909.

NOTE 8—Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Beginning shares	47,425,494	47,425,494
Shares issued through dividend reinvestment	—	—
Ending shares	47,425,494	47,425,494

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.033	September 14, 2015	September 30, 2015
October 1, 2015	$0.033	October 15, 2015	October 30, 2015

24                         Invesco Municipal Income Opportunities Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Nine Months ended February 28, 2011		Year ended May 31, 2010
			2015	2014	2013
Net asset value, beginning of period	$7.58		$7.05	$7.56	$7.14	$6.41	$6.79		$5.90
Net investment income(a)	0.21		0.40	0.42	0.41	0.41	0.32		0.44
Net gains (losses) on securities (both realized and unrealized)	(0.10)		0.53	(0.51)	0.43	0.74	(0.38)		0.87
Total from investment operations	0.11		0.93	(0.09)	0.84	1.15	(0.06)		1.31
Less distributions from net investment income	(0.20)		(0.40)	(0.42)	(0.42)	(0.42)	(0.32)		(0.42)
Net asset value, end of period	$7.49		$7.58	$7.05	$7.56	$7.14	$6.41		$6.79
Market value, end of period	$6.63		$6.99	$6.52	$7.26	$7.02	$6.02		$6.51
Total return at net asset value(b)	1.68%		13.96%	(0.53)%	12.07%	18.92%	(0.90)%		23.12%
Total return at market value(c)	(2.39)%		13.63%	(4.21)%	9.47%	24.50%	(2.93)%		22.83%
Net assets, end of period (000’s omitted)	$355,100		$359,602	$334,426	$358,329	$140,080	$125,777		$133,201
Portfolio turnover rate(d)	4%		11%	24%	13%	22%	12%		13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.85	%(e)	0.79%	0.72%	0.73%	0.73%	0.72	%(f)	0.78%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(g)	0.74	%(e)	0.69%	0.67%	0.67%	0.68%	0.67	%(f)	0.73%
Without fee waivers and/or expense reimbursements	0.85	%(e)	0.84%	0.77%	0.77%	0.73%	0.72	%(f)	0.78%
Ratio of net investment income to average net assets	5.63	%(e)	5.51%	5.92%	5.50%	6.15%	6.28	%(f)	6.90%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $188,960,770 and sold of $14,007,508 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Opportunities Trust II and Invesco Municipal Opportunities Trust III into the Trust.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $355,661.
(f)	Annualized.
(g)	For the years ended May 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.

25                         Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Income Opportunities Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees throughout the year in considering the approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End High Yield Municipal Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund has had lower leverage than its peers, which can affect performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

26                         Invesco Municipal Income Opportunities Trust

management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such open-end fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

27                         Invesco Municipal Income Opportunities Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders.

(2)	To eliminate the fundamental restriction prohibiting investments in investment companies, as reflected in the Fund’s registration statement.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	James T. Bunch	42,282,413	1,469,414
	Bruce L. Crockett	41,990,200	1,761,627
	Rodney F. Dammeyer	41,981,810	1,770,017
	Jack M. Fields	41,967,461	1,784,366
	Martin L. Flanagan	42,277,387	1,474,440

				Votes Abstain
(2)	To eliminate the fundamental restriction prohibiting investments in investment companies, as reflected in the Fund’s registration statement	39,106,855	3,220,446	1,424,526

28                         Invesco Municipal Income Opportunities Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05597 MS-CE-MIOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.